Property and equipment (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in property and equipment by class
Additions		R$ 2,389,433	R$ 1,897,645
Write-offs		(459,422)	(552,069)
Impairment		(91,694)	(79,194)
Depreciation		(1,460,013)	(1,237,328)	R$ (1,141,636)
Transfer		8,452	6,305
Balance from an acquired institution		7,605	0
Balance on		8,826,836	8,432,475	8,397,116
Buildings
Change in property and equipment by class
Additions		766,074	117,888
Write-offs		(12,168)	(53,151)
Impairment		(60,371)	(73,568)
Depreciation		(111,274)	(28,840)
Transfer		(121,196)	8,887
Balance from an acquired institution		0	0
Balance on		2,131,206	1,670,141	1,698,925
Land
Change in property and equipment by class
Additions		143,103	41,777
Write-offs		(278,602)	(86,592)
Impairment		0	0
Depreciation		0	0
Transfer		129,648	0
Balance from an acquired institution		0	0
Balance on		976,869	982,720	1,027,535
Installations, properties and equipment for use
Change in property and equipment by class
Additions		1,045,155	754,606
Write-offs		(160,587)	(323,217)
Impairment		0	(502)
Depreciation		(512,825)	(521,663)
Transfer		0	1,815
Balance from an acquired institution		7,605	0
Balance on		3,162,832	2,783,484	2,872,445
Security and communications systems
Change in property and equipment by class
Additions		39,005	31,134
Write-offs		(6,141)	(2,540)
Impairment		(653)	(1,836)
Depreciation		(24,754)	(24,270)
Transfer		0	0
Balance from an acquired institution		0	0
Balance on		142,806	135,349	132,861
Data processing systems
Change in property and equipment by class
Additions	[1]	390,398	947,314
Write-offs	[1]	(1,924)	(86,469)
Impairment	[1]	(30,670)	(3,288)
Depreciation	[1]	(798,646)	(649,583)
Transfer	[1]	0	(4,397)
Balance from an acquired institution	[1]	0	0
Balance on	[1]	2,381,480	2,822,322	2,618,745
Transportation systems
Change in property and equipment by class
Additions		5,698	4,926
Write-offs		0	(100)
Impairment		0	0
Depreciation		(12,514)	(12,972)
Transfer		0	0
Balance from an acquired institution		0	0
Balance on		R$ 31,643	R$ 38,459	R$ 46,605

[1]	Includes financial lease of data processing systems.